Vanguard Total International Stock Index Fund

Supplement to the Prospectus and Summary Prospectus Dated
February 23, 2017

Prospectus and Summary Prospectus Text Changes
The following replaces similar text under the heading “Investment Advisor”:
Portfolio Managers
Christine D. Franquin, Principal of Vanguard. She has co-managed the Fund since 2017.
Michael Perre, Principal of Vanguard. He has managed the Fund since 2008
(co-managed since 2016).

Prospectus Text Changes
The following replaces similar text under the heading Investment Advisor:
The managers primarily responsible for the day-to-day management of the Fund are:
Christine D. Franquin, Principal of Vanguard. She has managed investment portfolios since joining Vanguard in 2000 and has co-managed the Fund since
2017. Education: B.A., Universitaire Faculteiten Sint-Ignatius Antwerpen,
Belgium; J.D., University of Liege, Belgium; M.S., Clark University.
Michael Perre, Principal of Vanguard. He has been with Vanguard since 1990, has managed investment portfolios since 1999, and has managed the Fund since 2008 (co-managed since 2016). Education: B.A., Saint Joseph’s University;
M.B.A., Villanova University.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Vanguard STAR® Funds

Supplement to the Statement of Additional Information Dated February 23, 2017

Changes to Vanguard Total International Stock Index Fund
Christine Franquin replaces Michelle Louie as co-manager of Vanguard Total International Stock Index Fund. All
references to Michelle Louie are removed. The Fund’s investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes
In the Investment Advisory Services section, the following is added to the last paragraph under the heading “1. Other
Accounts Managed” on page B-51:

Christine Franquin co-manages Vanguard Total International Stock Index Fund; as of October 31, 2017, the Fund held assets of $316 billion. As of October 31, 2017, Ms. Franquin also co-managed 9 other registered investment companies with total assets of $167 billion, 1 other pooled investment vehicle with total assets of $10 billion, and 1 other account with total assets of $8.5 billion (none of which had advisory fees based on account performance).

In the Investment Advisory Services section, the following replaces the last paragraph under the heading
“4. Ownership of Securities” on page B-52:

As of October 31, 2017, the named portfolio managers did not own any shares of the Funds they managed.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 056A 112017